ORGANIZATION (Carrying Amounts of Assets and Liabilities of VIEs) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary [Member] CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] CNY
Current assets:
Cash and cash equivalents	$ 78,257	485,556	$ 87,728	544,318	31,555	63,930	$ 53,298	330,690	27,831
Restricted cash	2,042	12,669		71,662			2,042	12,667	15,090
Short-term investments	11,311	70,182					11,311	70,182
Accounts receivable	11,998	74,445		62,522			7,825	48,550	50,778
Amounts due from intergroup companies							1,690	10,484	105,169
Prepayments and other current assets	25,447	157,887		94,273			24,055	149,256	92,395
Deferred tax assets, current portion	6,408	39,761		16,016			6,297	39,068	15,287
Total current assets	202,494	1,256,403		909,876			106,518	660,897	306,550
Non-current assets:
Property and equipment, net	6,620	41,075		36,213			5,687	35,283	28,703
Intangible assets, net	541	3,354		3,377			247	1,535	1,130
Deposits	1,623	10,071		5,939			1,596	9,903	5,771
Long-term investments	1,072	6,652					824	5,114
Deferred tax assets, non-current	55	343		157			55	343	157
Other non-current assets	289	1,794		2,738			289	1,794	2,738
Total non-current assets	10,200	63,289		48,424			8,698	53,972	38,499
TOTAL ASSETS	212,694	1,319,692		958,300			115,216	714,869	345,049
Current liabilities:
Short-term loans				12,802					12,802
Amounts due to intergroup companies							22,702	140,856	3,470
Accrued payroll and welfare payable	4,936	30,634		13,012			4,002	24,828	8,336
Accrued expenses and other current liabilities	19,016	117,992		88,246			16,176	100,367	72,857
Income taxes payable	1,491	9,250		4,507			754	4,680	1,863
Total current liabilities	25,443	157,876		118,567			43,634	270,731	99,328
Non-current liabilities:
Long-term payables	7,123	44,194		30,313			6,856	42,540	29,328
Total non-current liabilities	7,123	44,194		30,313			6,856	42,540	29,328
TOTAL LIABILITIES	$ 32,566	202,070		148,880			$ 50,490	313,271	128,656